Summary of Significant Accounting Policies (Nature of Operations) (Narrative) (Details) $ in Billions	3 Months Ended	12 Months Ended
	Mar. 24, 2020	Dec. 31, 2020 CAD ($) MW Customers km
Emera Maine | Disposition
Nature of operations [Line items]
Disposition, Name	Emera Maine
Other
Nature of operations [Line items]
Segment Reporting, Additional Information about Entity's Reportable Segments		Emera’s other reportable segment includes investments in energy-related non-regulated companies which includes: Emera Energy, which consists of: Emera Energy Services (“EES”), a physical energy business that purchases and sells natural gas and electricity and provides related energy asset management services; Brooklyn Power Corporation (“Brooklyn Energy”), a 30 MW biomass co-generation electricity facility in Brooklyn, Nova Scotia; and a 50.0 per cent joint venture interest in Bear Swamp Power Company LLC (“Bear Swamp”), a 600 MW pumped storage hydroelectric facility in northwestern Massachusetts. Emera Reinsurance Limited, a captive insurance company providing insurance and reinsurance to Emera and certain affiliates, to enable more cost-efficient management of risk and deductible levels across Emera; Emera US Finance LP (“Emera Finance”) and TECO Finance, Inc. (“TECO Finance”), financing subsidiaries of Emera; Emera US Holdings Inc., a wholly owned holding company for certain of Emera’s assets located in the United States; and
Operating | Other Electric Utilities
Nature of operations [Line items]
Disposition, Name		Other Electric Utilities
Operating | Other
Nature of operations [Line items]
Segment Reporting, Additional Information about Entity's Reportable Segments		Emera’s other reportable segment includes investments in energy-related non-regulated companies which includes: Emera Energy, which consists of: Emera Energy Services (“EES”), a physical energy business that purchases and sells natural gas and electricity and provides related energy asset management services; Brooklyn Power Corporation (“Brooklyn Energy”), a 30 MW biomass co-generation electricity facility in Brooklyn, Nova Scotia; and a 50.0 per cent joint venture interest in Bear Swamp Power Company LLC (“Bear Swamp”), a 600 MW pumped storage hydroelectric facility in northwestern Massachusetts. Emera Reinsurance Limited, a captive insurance company providing insurance and reinsurance to Emera and certain affiliates, to enable more cost-efficient management of risk and deductible levels across Emera; Emera US Finance LP (“Emera Finance”) and TECO Finance, Inc. (“TECO Finance”), financing subsidiaries of Emera; Emera US Holdings Inc., a wholly owned holding company for certain of Emera’s assets located in the United States; and
Maritimes and Northeast Pipline | Gas Utilities and Infrastructure
Nature of operations [Line items]
Equity Method Investment, Ownership Percentage		12.90%
Maritimes and Northeast Pipline | Operating | Gas Utilities and Infrastructure
Nature of operations [Line items]
Length Of Pipeline | km		1,400
St. Lucia Electricity Services Limited | Operating | Other Electric Utilities
Nature of operations [Line items]
Equity Method Investment, Ownership Percentage		19.50%
Dominica Electricity Services Ltd. | Operating | Other Electric Utilities
Nature of operations [Line items]
Equity Method Investment, Ownership Percentage		51.90%
Tampa Electric | Operating | Florida Electric Utility
Nature of operations [Line items]
Segment Reporting, Additional Information about Entity's Reportable Segments		Tampa Electric, a vertically integrated regulated electric utility, serving approximately 792,500 customers in West Central Florida
Number of Customers		792,500
Nova Scotia Power Inc. | Operating | Canadian Electric Utilities
Nature of operations [Line items]
Segment Reporting, Additional Information about Entity's Reportable Segments		Nova Scotia Power Inc. (“NSPI”), a vertically integrated regulated electric utility and the primary electricity supplier in Nova Scotia, serving approximately 529,000 customers
Number of Customers		529,000
Emera Newfoundland and Labrador Holdings Inc. | Operating | Canadian Electric Utilities
Nature of operations [Line items]
Segment Reporting, Additional Information about Entity's Reportable Segments		Emera Newfoundland & Labrador Holdings Inc. ("ENL"), consisteny of two transmission investments related to an 824 megawatt ("MW") hydroelectric generating facility at Muskrat Falls on the Lower Churchill River in Labrador being developed by Nalcor Energy. ENL’s two investments are: a 100 per cent investment in NSP Maritime Link Inc. (“NSPML”), which developed the Maritime Link Project, a $1.6 billion transmission project, including two 170-kilometre sub-sea cables, connecting the island of Newfoundland and Nova Scotia. This project went in service on January 15, 2018; and a 45.6 per cent investment in the partnership capital of Labrador-Island Link Limited Partnership (“LIL”), a $3.7 billion electricity transmission project in Newfoundland and Labrador to enable the transmission of Muskrat Falls energy between Labrador and the island of Newfoundland. Construction of the LIL has been completed and Nalcor recognized the first flow of energy from Labrador to Newfoundland in June 2018. Nalcor continues to work towards commissioning the LIL. In response to the COVID-19 pandemic, on March 17, 2020 Nalcor announced that it had paused construction activities at the Muskrat Falls site and resumed work in May 2020. Nalcor achieved first power on the first of four generators at Muskrat Falls on September 22, 2020 and continues to work toward completing project commissioning in 2021. Refer to note 27 for further details.
Public Utilities Property Plant And Equipment Generation Capacity | MW		824
Emera Newfoundland and Labrador Holdings Inc. | NSP Maritime Link Inc. | Operating | Canadian Electric Utilities
Nature of operations [Line items]
Equity Method Investment, Ownership Percentage		100.00%
Public Utilities, Equipment, Transmission and Distribution | $		$ 1.6
Length Of Pipeline | km		170
Emera Newfoundland and Labrador Holdings Inc. | Labrador-Island Link Limited Partnership | Operating | Canadian Electric Utilities
Nature of operations [Line items]
Equity Method Investment, Ownership Percentage		45.60%
Public Utilities, Equipment, Transmission and Distribution | $		$ 3.7
Emera (Caribbean) Incorporated | Operating | Other Electric Utilities
Nature of operations [Line items]
Segment Reporting, Additional Information about Entity's Reportable Segments		Emera (Caribbean) Incorporated (“ECI”), a holding company with regulated electric utilities that include: The Barbados Light & Power Company Limited (“BLPC”), a vertically integrated regulated electric utility on the island of Barbados, serving approximately 131,000 customers; Grand Bahama Power Company Limited (“GBPC”), a vertically integrated regulated electric utility on Grand Bahama Island, serving approximately 19,000 customers; a 51.9 per cent interest in Dominica Electricity Services Ltd. (“Domlec”), a vertically integrated regulated electric utility on the island of Dominica, serving approximately 34,000 customers; and a 19.5 per cent equity interest in St. Lucia Electricity Services Limited (“Lucelec”), a vertically integrated regulated electric utility on the island of St. Lucia. On March 24, 2020, Emera completed the sale of Emera Maine which was previously included in the Other Electric Utilities segment. Refer to note 4 for further information.
Barbados Light and Power Company Limited | Operating | Other Electric Utilities
Nature of operations [Line items]
Number of Customers		131,000
Grand Bahama Power Company Limited | Operating | Other Electric Utilities
Nature of operations [Line items]
Number of Customers		19,000
Dominica Electricity Services Ltd. | Operating | Other Electric Utilities
Nature of operations [Line items]
Number of Customers		34,000
Peoples Gas System Division | Gas Utilities and Infrastructure
Nature of operations [Line items]
Number of Customers		426,000
Peoples Gas System Division | Operating | Gas Utilities and Infrastructure
Nature of operations [Line items]
Segment Reporting, Additional Information about Entity's Reportable Segments		Peoples Gas System (“PGS”), a regulated gas distribution utility, serving approximately 426,000 customers across Florida;
Length Of Pipeline | km		800
New Mexico Gas Company | Gas Utilities and Infrastructure
Nature of operations [Line items]
Number of Customers		540,000
New Mexico Gas Company | Operating | Gas Utilities and Infrastructure
Nature of operations [Line items]
Segment Reporting, Additional Information about Entity's Reportable Segments		New Mexico Gas Company, Inc. (“NMGC”), a regulated gas distribution utility, serving approximately 540,000 customers in New Mexico;
SeaCoast Gas Transmission, LLC | Operating | Gas Utilities and Infrastructure
Nature of operations [Line items]
Segment Reporting, Additional Information about Entity's Reportable Segments		SeaCoast Gas Transmission, LLC (“SeaCoast”), a regulated intrastate natural gas transmission company offering services in Florida
Emera Brunswick Pipeline Company Limited | Gas Utilities and Infrastructure
Nature of operations [Line items]
Length Of Pipeline | km		145
Public Utilities, Property, Plant and Equipment, Distribution, Useful Life		25 years
Emera Brunswick Pipeline Company Limited | Operating | Gas Utilities and Infrastructure
Nature of operations [Line items]
Segment Reporting, Additional Information about Entity's Reportable Segments		Emera Brunswick Pipeline Company Limited (“Brunswick Pipeline”), a 145-kilometre pipeline delivering re-gasified liquefied natural gas (“LNG”) from Saint John, New Brunswick to the United States border under a 25-year firm service agreement with Repsol Energy Canada, which expires in 2034
Length Of Pipeline | km		145
Emera Energy | Other
Nature of operations [Line items]
Segment Reporting, Additional Information about Entity's Reportable Segments		Emera Energy Services (“EES”), a physical energy business that purchases and sells natural gas and electricity and provides related energy asset management services; Brooklyn Power Corporation (“Brooklyn Energy”), a 30 MW biomass co-generation electricity facility in Brooklyn, Nova Scotia; and a 50.0 per cent joint venture interest in Bear Swamp Power Company LLC (“Bear Swamp”), a 600 MW pumped storage hydroelectric facility in northwestern Massachusetts.
Emera Energy | Bear Swamp Power Company LLC | Other
Nature of operations [Line items]
Equity Method Investment, Ownership Percentage		50.00%
Public Utilities Property Plant And Equipment Generation Capacity | MW		600
Emera Energy Services | Other
Nature of operations [Line items]
Segment Reporting, Additional Information about Entity's Reportable Segments		Emera Energy Services (“EES”), a physical energy business that purchases and sells natural gas and electricity and provides related energy asset management services;
Brooklyn Power Corporation | Other
Nature of operations [Line items]
Segment Reporting, Additional Information about Entity's Reportable Segments		Brooklyn Power Corporation (“Brooklyn Energy”), a 30 MW biomass co-generation electricity facility in Brooklyn, Nova Scotia;
Brooklyn Power Corporation | Operating | Other
Nature of operations [Line items]
Public Utilities Property Plant And Equipment Generation Capacity | MW		30
Emera Reinsurance Limited | Other
Nature of operations [Line items]
Segment Reporting, Additional Information about Entity's Reportable Segments		Emera Reinsurance Limited, a captive insurance company providing insurance and reinsurance to Emera and certain affiliates, to enable more cost-efficient management of risk and deductible levels across Emera;
Emera US Finance LP | Other
Nature of operations [Line items]
Segment Reporting, Additional Information about Entity's Reportable Segments		financing subsidiaries of Emera;
TECO Finance, Inc. | Other
Nature of operations [Line items]
Segment Reporting, Additional Information about Entity's Reportable Segments		financing subsidiaries of Emera;
Emera US Holdings Inc. | Other
Nature of operations [Line items]
Segment Reporting, Additional Information about Entity's Reportable Segments		Emera US Holdings Inc., a wholly owned holding company for certain of Emera’s assets located in the United States; and